Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Loss before income tax	$ (7,737)	$ (10,189)	$ (9,111)
Israeli corporate income tax rate	23.00%	23.00%	24.00%
Theoretical income tax benefit	$ (1,780)	$ (2,343)	$ (2,187)
Valuation allowance for deferred tax	$ 1,780	$ 2,343	$ 2,187